Shareholder Report	12 Months Ended	29 Months Ended	66 Months Ended	71 Months Ended	74 Months Ended	81 Months Ended	89 Months Ended	119 Months Ended
	Jul. 31, 2026 USD ($) shares	Jul. 31, 2026 USD ($) shares	Jul. 31, 2026 USD ($) shares	Jul. 31, 2026 USD ($) shares	Jul. 31, 2026 USD ($) shares	Jul. 31, 2026 USD ($) shares	Jul. 31, 2026 USD ($) shares	Jul. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Covington Trust
Entity Central Index Key	0000945908
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Fidelity Value Factor ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Value Factor ETF
Class Name	Fidelity® Value Factor ETF
Trading Symbol	FVAL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Value Factor ETF for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Value Factor ETF	$ 17	0.15%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, information technology gained 25% and contributed most to the fund's performance for the fiscal year. Health care, which gained 60%, also helped, as did financials, which advanced 22%. The industrials sector rose 30%, while consumer discretionary gained 25% and communication services advanced 22%. Other contributors included the energy (+39%), materials (+28%), real estate (+20%), utilities (+16%) and consumer staples (+4%) sectors.
•Turning to individual stocks, the biggest contributor was Micron Technology (+663%), from the semiconductors & semiconductor equipment category. Within the same category, NVIDIA (+13%) helped. In media & entertainment, Alphabet (+86%) boosted the fund. Apple (+50%), from the technology hardware & equipment group, helped. Lastly, in pharmaceuticals, biotechnology & life sciences, Eli Lilly (+63%) also lifted the fund.
•Conversely, the biggest detractor was Meta Platforms (-27%), from the media & entertainment group. Lastly, Microsoft (-11%), Accenture (-35%), Adobe (-30%) and Salesforce (-28%), within the software & services industry, also hurt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE September 12, 2016 through July 31, 2026. Initial investment of $10,000. Fidelity® Value Factor ETF $10,000 $11,866 $13,777 $14,322 $14,769 $21,055 $20,241 $22,736 $26,698 $29,826 $37,724 Fidelity U.S. Value Factor Index℠ $10,000 $11,901 $13,865 $14,454 $14,942 $21,371 $20,600 $23,204 $27,287 $30,531 $38,653 Russell 1000® Index $10,000 $11,635 $13,519 $14,600 $16,357 $22,568 $21,017 $23,739 $28,843 $33,613 $39,979 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund Fidelity® Value Factor ETF - NAV A 26.48% 12.37% 14.37% Fidelity U.S. Value Factor Index℠ A 26.60% 12.58% 14.65% Russell 1000® Index A 18.94% 12.12% 15.04% A From September 12, 2016 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date								Sep. 12, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 1,330,506,225	$ 1,330,506,225	$ 1,330,506,225	$ 1,330,506,225	$ 1,330,506,225	$ 1,330,506,225	$ 1,330,506,225	$ 1,330,506,225
Holdings Count | shares	128	128	128	128	128	128	128	128
Advisory Fees Paid, Amount	$ 1,705,326
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$1,330,506,225
Number of Holdings	128
Total Advisory Fee	$1,705,326
Portfolio Turnover	47%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 31.3 Financials 13.1 Health Care 10.1 Consumer Discretionary 9.5 Industrials 9.3 Communication Services 8.6 Consumer Staples 4.3 Energy 3.3 Real Estate 2.0 Utilities 2.0 Materials 1.8 Common Stocks 95.3 Short-Term Investments and Net Other Assets (Liabilities) 4.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.3 Short-Term Investments and Net Other Assets (Liabilities) - 4.7 United States 99.8 Australia 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.8 Australia - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.3 Apple Inc 6.8 Microsoft Corp 5.2 Alphabet Inc Class A 5.2 Amazon.com Inc 4.2 Broadcom Inc 3.3 Micron Technology Inc 2.6 Meta Platforms Inc Class A 1.9 Berkshire Hathaway Inc Class B 1.9 Eli Lilly & Co 1.7 40.1
Fidelity U.S. Multifactor ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® U.S. Multifactor ETF
Class Name	Fidelity® U.S. Multifactor ETF
Trading Symbol	FLRG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® U.S. Multifactor ETF for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® U.S. Multifactor ETF	$ 16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, information technology gained 21% and contributed most to the fund's performance for the fiscal year, driven by the technology hardware & equipment industry (+67%). Health care stocks also helped (+33%), benefiting from the pharmaceuticals, biotechnology & life sciences industry (+36%). Communication services rose approximately 19%, boosted by the media & entertainment industry (+23%), industrials gained approximately 17%, lifted by the capital goods industry (+45%), and financials advanced roughly 11%. Other contributors included the energy (+41%), materials (+46%), consumer staples (+8%) and real estate (+12%) sectors.
•In contrast, consumer discretionary returned roughly -8% and detracted most. Utilities (-23%) also hurt.
•Turning to individual stocks, the biggest contributor was Alphabet (+86%), from the media & entertainment industry. Apple (+49%), from the technology hardware & equipment category, helped. Lastly, Micron Technology (+92%), Nvidia (+13%) and Broadcom (+34%), within the semiconductors & semiconductor equipment group, also boosted the fund.
•Conversely, the biggest detractor was Meta Platforms (-27%), from the media & entertainment group. Microsoft, within the software & services industry, returned about -12% and hurt the fund. Corcept Therapeutics, within the pharmaceuticals, biotechnology & life sciences group, returned -48% and hindered the fund. H&R Block (-43%), a stock in the consumer services category, hurt the fund's performance. Lastly, in utilities, NRG Energy returned -25% and also hurt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE September 15, 2020 through July 31, 2026. Initial investment of $10,000. Fidelity® U.S. Multifactor ETF $10,000 $12,994 $12,651 $14,015 $17,303 $19,579 $22,787 Fidelity U.S. Multifactor Index℠ $10,000 $13,032 $12,726 $14,143 $17,465 $19,793 $23,071 Russell 1000® Index $10,000 $13,219 $12,310 $13,904 $16,894 $19,688 $23,417 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund Fidelity® U.S. Multifactor ETF - NAV A 16.39% 11.89% 15.04% Fidelity U.S. Multifactor Index℠ A 16.56% 12.10% 15.29% Russell 1000® Index A 18.94% 12.12% 15.58% A From September 15, 2020 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Sep. 15, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 290,445,978	$ 290,445,978	$ 290,445,978	$ 290,445,978	$ 290,445,978	$ 290,445,978	$ 290,445,978	$ 290,445,978
Holdings Count | shares	102	102	102	102	102	102	102	102
Advisory Fees Paid, Amount	$ 412,492
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$290,445,978
Number of Holdings	102
Total Advisory Fee	$412,492
Portfolio Turnover	42%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 34.6 Financials 12.8 Industrials 10.2 Health Care 9.8 Communication Services 9.2 Consumer Discretionary 9.1 Consumer Staples 4.6 Energy 3.5 Materials 2.2 Real Estate 2.0 Utilities 1.9 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 97.7 Puerto Rico 1.0 Bermuda 0.8 Switzerland 0.3 Thailand 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.7 Puerto Rico - 1.0 Bermuda - 0.8 Switzerland - 0.3 Thailand - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.2 Apple Inc 6.7 Alphabet Inc Class A 5.5 Microsoft Corp 5.1 Broadcom Inc 3.0 Meta Platforms Inc Class A 1.8 Micron Technology Inc 1.8 Visa Inc Class A 1.7 ExxonMobil Holdings Corp 1.7 Johnson & Johnson 1.6 36.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Stocks for Inflation ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Stocks for Inflation ETF
Class Name	Fidelity® Stocks for Inflation ETF
Trading Symbol	FCPI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Stocks for Inflation ETF for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Stocks for Inflation ETF	$ 16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, information technology gained roughly 31% and contributed most to the fund's performance for the fiscal year. Health care stocks also helped (+22%), benefiting from strong results in the pharmaceuticals, biotechnology & life sciences industry (+35%). Energy rose about 29%, materials gained 9%, and industrials advanced 23%. Other contributors included the financials (+12%), communication services (+18%), consumer staples (+7%) and real estate (+14%) sectors.
•In contrast, utilities returned -21% and detracted most. Consumer discretionary (-1%) also hurt.
•Turning to individual stocks, the biggest contributor was Apple (+49%), from the technology hardware & equipment group. Newmont (+35%), a stock in the materials sector, contributed. Micron Technology (+588%), from the semiconductors & semiconductor equipment industry, helped. Alphabet (+87%), a stock in the media & entertainment industry, boosted the fund. Lastly, United Therapeutics (+88%), from the pharmaceuticals, biotechnology & life sciences category, also helped.
•Conversely, the biggest detractor was AngloGold Ashanti (-28%), from the materials sector. Doximity, within the health care equipment & services category, returned about -57% and hurt the fund. NRG Energy (-19%), a stock in the utilities sector, hindered the fund. Microsoft (-11%), from the software & services industry, hurt the fund. Lastly, in pharmaceuticals, biotechnology & life sciences, Corcept Therapeutics (-48%) also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE November 5, 2019 through July 31, 2026. Initial investment of $10,000. Fidelity® Stocks for Inflation ETF $10,000 $9,812 $12,930 $13,580 $14,635 $18,380 $21,224 $25,012 Fidelity Stocks for Inflation Factor Index℠ $10,000 $9,844 $13,016 $13,712 $14,821 $18,629 $21,551 $25,439 Russell 1000® Index $10,000 $10,850 $14,969 $13,941 $15,746 $19,132 $22,296 $26,518 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund Fidelity® Stocks for Inflation ETF - NAV A 17.85% 14.11% 14.57% Fidelity Stocks for Inflation Factor Index℠ A 18.04% 14.34% 14.86% Russell 1000® Index A 18.94% 12.12% 15.57% A From November 5, 2019 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date						Nov. 05, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 270,278,249	$ 270,278,249	$ 270,278,249	$ 270,278,249	$ 270,278,249	$ 270,278,249	$ 270,278,249	$ 270,278,249
Holdings Count | shares	102	102	102	102	102	102	102	102
Advisory Fees Paid, Amount	$ 381,819
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$270,278,249
Number of Holdings	102
Total Advisory Fee	$381,819
Portfolio Turnover	76%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 30.2 Health Care 13.9 Consumer Staples 9.6 Energy 9.0 Financials 8.0 Industrials 5.7 Materials 5.3 Consumer Discretionary 5.0 Communication Services 4.7 Real Estate 4.4 Utilities 4.1 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 93.5 United Kingdom 3.2 Australia 2.6 Bermuda 0.5 Switzerland 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.5 United Kingdom - 3.2 Australia - 2.6 Bermuda - 0.5 Switzerland - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 6.0 Apple Inc 5.7 Microsoft Corp 4.3 APA Corp 3.5 TechnipFMC PLC 3.2 Alphabet Inc Class A 2.9 Newmont Corp 2.7 Anglogold Ashanti Plc 2.6 Simon Property Group Inc 2.5 Broadcom Inc 2.4 35.8
Fidelity Small-Mid Multifactor ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Small-Mid Multifactor ETF
Class Name	Fidelity® Small-Mid Multifactor ETF
Trading Symbol	FSMD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Small-Mid Multifactor ETF for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small-Mid Multifactor ETF	$ 17	0.15%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, industrials gained roughly 23% and contributed most to the fund's performance for the fiscal year, driven by the capital goods industry (+29%). Information technology, which gained about 32%, also helped, benefiting from the technology hardware & equipment industry (+82%), as did financials, which advanced approximately 26%. The health care sector rose approximately 33%, boosted by the pharmaceuticals, biotechnology & life sciences industry (+46%), while energy gained about 55% and real estate advanced approximately 27%. Other contributors included the consumer discretionary (+10%), materials (+12%), consumer staples (+3%), communication services (+6%) and utilities (+2%) sectors.
•Turning to individual stocks, the biggest contributor was Sandisk (+87%), from the technology hardware & equipment industry. From the same category, Ciena (+301%) and Flex (+134%) contributed. Comfort Systems USA (+147%), a stock in the capital goods category, helped. Lastly, Anglogold Ashanti, within the materials sector, gained approximately 79% and also contributed.
•In contrast, the biggest detractor was Reddit (-39%), from the media & entertainment group. In consumer services, Duolingo (-68%) hurt the fund. In software & services, Guidewire Software (-44%) and Kyndryl Holdings (-67%) hurt the fund. Lastly, in health care equipment & services, Doximity (-64%) also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 26, 2019 through July 31, 2026. Initial investment of $10,000. Fidelity® Small-Mid Multifactor ETF $10,000 $10,335 $9,829 $14,174 $13,841 $14,937 $17,791 $18,516 Fidelity Small-Mid Multifactor Index℠ $10,000 $10,350 $9,866 $14,281 $13,993 $15,144 $18,079 $18,833 Dow Jones U.S. Completion Total Stock Market Index℠ $10,000 $10,374 $10,905 $16,466 $12,868 $14,212 $16,338 $18,235 Dow Jones U.S. Total Stock Market Index℠ $10,000 $10,689 $11,843 $16,453 $15,173 $17,088 $20,694 $23,949 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund Fidelity® Small-Mid Multifactor ETF - NAV A 22.79% 9.91% 11.69% Fidelity Small-Mid Multifactor Index℠ A 22.88% 10.14% 11.96% Dow Jones U.S. Completion Total Stock Market Index℠ A 20.49% 5.94% 11.18% Dow Jones U.S. Total Stock Market Index℠ A 19.67% 11.74% 15.22% A From February 26, 2019 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date							Feb. 26, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 2,503,802,934	$ 2,503,802,934	$ 2,503,802,934	$ 2,503,802,934	$ 2,503,802,934	$ 2,503,802,934	$ 2,503,802,934	$ 2,503,802,934
Holdings Count | shares	591	591	591	591	591	591	591	591
Advisory Fees Paid, Amount	$ 3,118,145
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$2,503,802,934
Number of Holdings	591
Total Advisory Fee	$3,118,145
Portfolio Turnover	51%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 20.9 Financials 16.8 Information Technology 16.7 Health Care 12.7 Consumer Discretionary 9.9 Real Estate 6.1 Energy 4.2 Materials 4.2 Communication Services 3.1 Consumer Staples 3.1 Utilities 2.2 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 97.1 Puerto Rico 0.6 Australia 0.5 United Kingdom 0.5 Bermuda 0.4 Thailand 0.3 Sweden 0.2 Switzerland 0.2 China 0.1 Others 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.1 Puerto Rico - 0.6 Australia - 0.5 United Kingdom - 0.5 Bermuda - 0.4 Thailand - 0.3 Sweden - 0.2 Switzerland - 0.2 China - 0.1 Others - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Sandisk Corp 2.3 Comfort Systems USA Inc 0.9 Ciena Corp 0.9 Flex Ltd 0.8 Lumentum Holdings Inc 0.7 Coherent Corp 0.6 Revolution Medicines Inc 0.6 Casey's General Stores Inc 0.6 EMCOR Group Inc 0.5 Tapestry Inc 0.5 8.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Fundamental Small-Mid Cap ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Fundamental Small-Mid Cap ETF
Class Name	Fidelity® Fundamental Small-Mid Cap ETF
Trading Symbol	FFSM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Fundamental Small-Mid Cap ETF for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Fundamental Small-Mid Cap ETF	$ 50	0.43%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark Russell 2500 Index for the fiscal year, especially within information technology. Picks in consumer discretionary and financials also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Lumentum Holdings (+468%). This period we decreased our stake in Lumentum Holdings. The company was one of the fund's largest holdings this period. A non-benchmark stake in Seagate Technology Holdings gained about 402% and was the second-largest relative contributor. This period we decreased our stake in Seagate Technology Holdings. A non-benchmark stake in Western Digital gained approximately 417% and notably helped. This was an investment we established this period.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in materials. Also hurting our result were overweights in industrials, primarily within the commercial & professional services industry, and consumer staples, primarily within the consumer staples distribution & retail industry.
•Not owning Sandisk, a benchmark component that gained 2,730%, was the biggest individual relative detractor. A second notable relative detractor was an overweight in Tecnoglass Holdings (-44%). Not owning Bloom Energy, a benchmark component that gained 574%, was another notable relative detractor.
•Notable changes in positioning include increased exposure to the health care sector and a lower allocation to consumer staples.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 2, 2021 through July 31, 2026. Initial investment of $10,000. Fidelity® Fundamental Small-Mid Cap ETF $10,000 $11,436 $10,534 $11,484 $13,747 $14,166 Russell 2500™ Index $10,000 $10,827 $9,607 $10,380 $11,736 $12,238 Russell 3000® Index $10,000 $11,395 $10,557 $11,893 $14,399 $16,657 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund Fidelity® Fundamental Small-Mid Cap ETF - NAV A 33.14% 10.52% 12.24% Russell 2500™ Index A 30.64% 8.11% 8.92% Russell 3000® Index A 19.60% 11.82% 13.37% A From February 2, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Feb. 02, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 1,511,544,075	$ 1,511,544,075	$ 1,511,544,075	$ 1,511,544,075	$ 1,511,544,075	$ 1,511,544,075	$ 1,511,544,075	$ 1,511,544,075
Holdings Count | shares	218	218	218	218	218	218	218	218
Advisory Fees Paid, Amount	$ 4,472,270
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$1,511,544,075
Number of Holdings	218
Total Advisory Fee	$4,472,270
Portfolio Turnover	39%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 25.5 Financials 16.3 Information Technology 12.5 Health Care 12.3 Consumer Discretionary 11.6 Real Estate 5.6 Energy 4.3 Consumer Staples 4.2 Materials 3.9 Utilities 2.5 Communication Services 0.6 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 94.5 Canada 1.4 United Kingdom 1.2 Thailand 0.9 Bermuda 0.7 Israel 0.4 Puerto Rico 0.3 Taiwan 0.3 Switzerland 0.2 Netherlands 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.5 Canada - 1.4 United Kingdom - 1.2 Thailand - 0.9 Bermuda - 0.7 Israel - 0.4 Puerto Rico - 0.3 Taiwan - 0.3 Switzerland - 0.2 Netherlands - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) IES Holdings Inc 1.7 ATI Inc 1.6 TD SYNNEX Corp 1.6 Jones Lang LaSalle Inc 1.4 Performance Food Group Co 1.4 FirstCash Holdings Inc 1.3 Carpenter Technology Corp 1.3 Sterling Infrastructure Inc 1.3 Sanmina Corp 1.3 ITT Inc 1.2 14.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Real Estate Investment ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Real Estate Investment ETF
Class Name	Fidelity® Real Estate Investment ETF
Trading Symbol	FPRO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Real Estate Investment ETF for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Real Estate Investment ETF	$ 62	0.57%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, sector positioning was the primary contributor to the ETF's performance versus the MSCI US IMI Real Estate 25/50 Index for the fiscal year, led by an overweight in the industrial category. Picks in health care also boosted the fund's relative performance, as did an underweight in diversified REITs.
•The top individual relative contributor this period was avoiding Crown Castle, an index component that returned -24%. An underweight in CoStar (-70%) also helped, along with an overweight in Equinix (+32%). The latter was among our largest holdings.
•In contrast, the primary detractor from performance versus the real estate index was stock picking among industrial REITs. Also hurting our result were underweights in lodging resorts and health care REITs.
•The biggest individual relative detractor was an overweight in American Tower (-14%), one of the fund's largest holdings. An overweight in Americold Realty Trust (-5%) hurt as well. This period we decreased our position in the stock. Another notable relative detractor was Simon Property (+22%), an investment we established this period and one of our biggest holdings on July 31.
•Notable changes in positioning include higher allocations to the regional malls and free standing industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 2, 2021 through July 31, 2026. Initial investment of $10,000. Fidelity® Real Estate Investment ETF $10,000 $12,517 $12,307 $11,086 $12,216 $12,585 MSCI US IMI Real Estate 25/50 Index $10,000 $12,325 $11,803 $10,663 $11,807 $12,117 S&P 500® Index $10,000 $11,570 $11,033 $12,469 $15,231 $17,719 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund Fidelity® Real Estate Investment ETF - NAV A 16.27% 3.17% 7.18% MSCI US IMI Real Estate 25/50 Index A 15.37% 2.55% 6.29% S&P 500® Index A 19.56% 12.86% 14.64% A From February 2, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Feb. 02, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 16,514,641	$ 16,514,641	$ 16,514,641	$ 16,514,641	$ 16,514,641	$ 16,514,641	$ 16,514,641	$ 16,514,641
Holdings Count | shares	45	45	45	45	45	45	45	45
Advisory Fees Paid, Amount	$ 83,966
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$16,514,641
Number of Holdings	45
Total Advisory Fee	$83,966
Portfolio Turnover	36%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialized REITs 32.1 Retail REITs 20.8 Industrial REITs 14.3 Residential REITs 12.4 Health Care REITs 12.3 Real Estate Management & Development 7.0 Diversified Telecommunication Services 0.2 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Prologis Inc 9.9 Equinix Inc 9.3 American Tower Corp 8.8 Welltower Inc 7.6 Simon Property Group Inc 5.3 Digital Realty Trust Inc 3.9 CBRE Group Inc Class A 3.7 Kimco Realty Corp 3.7 UDR Inc 3.5 Ventas Inc 3.2 58.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period. The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period. The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Quality Factor ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Quality Factor ETF
Class Name	Fidelity® Quality Factor ETF
Trading Symbol	FQAL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Quality Factor ETF for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Quality Factor ETF	$ 16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, information technology gained 26% and contributed most to the fund's performance for the fiscal year. Health care stocks also helped (+35%), benefiting from the pharmaceuticals, biotechnology & life sciences industry (+42%). Industrials rose 19%, boosted by the capital goods industry (+31%), communication services gained roughly 17%, lifted by the media & entertainment industry (+20%), and energy advanced 34%. Other contributors included the materials (+30%), consumer staples (+13%), real estate (+16%) and financials (+0%) sectors.
•Conversely, utilities returned about -4% and detracted most. Consumer discretionary (-1%) also hurt, hampered by the consumer services industry (-2%).
•Turning to individual stocks, the biggest contributor was Alphabet (+86%), from the media & entertainment group. In technology hardware & equipment, Apple gained approximately 49% and boosted the fund. Lastly, Lam Research (+212%), Applied Materials (+184%) and Broadcom (+33%), from the semiconductors & semiconductor equipment industry, also lifted the fund.
•In contrast, the biggest detractor was Meta Platforms (-28%), from the media & entertainment group. From the same category, Netflix (-38%) hurt the fund. Lastly, Microsoft (-12%), Intuit (-47%) and Palantir Technologies (-31%), within the software & services industry, also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE September 12, 2016 through July 31, 2026. Initial investment of $10,000. Fidelity® Quality Factor ETF $10,000 $11,613 $13,581 $14,551 $16,044 $21,820 $20,776 $22,948 $27,615 $31,914 $37,440 Fidelity U.S. Quality Factor Index℠ $10,000 $11,648 $13,664 $14,681 $16,233 $22,144 $21,143 $23,416 $28,228 $32,673 $38,386 Russell 1000® Index $10,000 $11,635 $13,519 $14,600 $16,357 $22,568 $21,017 $23,739 $28,843 $33,613 $39,979 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund Fidelity® Quality Factor ETF - NAV A 17.32% 11.40% 14.28% Fidelity U.S. Quality Factor Index℠ A 17.48% 11.63% 14.57% Russell 1000® Index A 18.94% 12.12% 15.04% A From September 12, 2016 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date								Sep. 12, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 1,412,600,667	$ 1,412,600,667	$ 1,412,600,667	$ 1,412,600,667	$ 1,412,600,667	$ 1,412,600,667	$ 1,412,600,667	$ 1,412,600,667
Holdings Count | shares	128	128	128	128	128	128	128	128
Advisory Fees Paid, Amount	$ 1,825,233
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$1,412,600,667
Number of Holdings	128
Total Advisory Fee	$1,825,233
Portfolio Turnover	39%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 33.2 Financials 12.1 Industrials 9.7 Health Care 9.0 Consumer Discretionary 8.9 Communication Services 8.7 Consumer Staples 4.6 Energy 3.4 Real Estate 2.0 Utilities 2.0 Materials 1.9 Common Stocks 95.5 Short-Term Investments and Net Other Assets (Liabilities) 4.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.5 Short-Term Investments and Net Other Assets (Liabilities) - 4.5 United States 99.9 Australia 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.9 Australia - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.3 Apple Inc 6.9 Microsoft Corp 5.2 Alphabet Inc Class A 5.2 Broadcom Inc 3.2 JPMorgan Chase & Co 1.9 Meta Platforms Inc Class A 1.8 Eli Lilly & Co 1.7 Applied Materials Inc 1.5 Visa Inc Class A 1.4 36.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Fundamental Large Cap Core ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Fundamental Large Cap Core ETF
Class Name	Fidelity® Fundamental Large Cap Core ETF
Trading Symbol	FFLC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Fundamental Large Cap Core ETF for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Fundamental Large Cap Core ETF	$ 42	0.38%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the benchmark S&P 500 index for the fiscal year, especially within communication services. Stock picking and an underweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also hampered the fund's result. Also detracting from our result was stock picking in materials.
•The largest individual relative detractor was an underweight in Micron Technology (+655%). This was an investment we established this period. The second-largest relative detractor was an overweight in Meta Platforms (-28%). The company was among the fund's biggest holdings. An underweight in Apple (+49%) also detracted. The stock was among our biggest holdings.
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in financials. Security selection and an overweight in energy and picks and an underweight in consumer discretionary, primarily within the automobiles & components industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Western Digital (+563%). A second notable relative contributor was an overweight in Seagate Technology Holdings (+222%). This was an investment we established this period. A non-benchmark stake in Taiwan Semiconductor Manufacturing gained about 66% and notably helped. The company was among the fund's biggest holdings at period end.
•Notable changes in positioning include increased exposure to the health care sector and a lower allocation to financials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 2, 2020 through July 31, 2026. Initial investment of $10,000. Fidelity® Fundamental Large Cap Core ETF $10,000 $10,195 $14,786 $14,933 $18,122 $23,049 $26,806 S&P 500® Index $10,000 $10,645 $14,525 $13,851 $15,654 $19,121 $22,244 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund Fidelity® Fundamental Large Cap Core ETF - NAV A 18.52% 16.53% 20.63% S&P 500® Index A 19.56% 12.86% 17.20% A From June 2, 2020 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Jun. 02, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 1,202,139,258	$ 1,202,139,258	$ 1,202,139,258	$ 1,202,139,258	$ 1,202,139,258	$ 1,202,139,258	$ 1,202,139,258	$ 1,202,139,258
Holdings Count | shares	118	118	118	118	118	118	118	118
Advisory Fees Paid, Amount	$ 3,787,066
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$1,202,139,258
Number of Holdings	118
Total Advisory Fee	$3,787,066
Portfolio Turnover	31%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 30.6 Industrials 12.4 Financials 12.4 Consumer Discretionary 10.6 Communication Services 10.4 Health Care 9.2 Energy 4.6 Consumer Staples 4.4 Materials 2.3 Utilities 1.4 Real Estate 0.9 Common Stocks 99.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 United States 92.7 Taiwan 2.4 United Kingdom 1.4 Canada 1.3 Korea (South) 1.0 Netherlands 0.5 Germany 0.3 Belgium 0.2 Brazil 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.7 Taiwan - 2.4 United Kingdom - 1.4 Canada - 1.3 Korea (South) - 1.0 Netherlands - 0.5 Germany - 0.3 Belgium - 0.2 Brazil - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.4 Alphabet Inc Class A 7.2 Amazon.com Inc 5.5 Apple Inc 4.2 Meta Platforms Inc Class A 2.9 Microsoft Corp 2.6 Broadcom Inc 2.5 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.4 ExxonMobil Holdings Corp 2.0 Visa Inc Class A 1.9 39.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Momentum Factor ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Momentum Factor ETF
Class Name	Fidelity® Momentum Factor ETF
Trading Symbol	FDMO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Momentum Factor ETF for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Momentum Factor ETF	$ 16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, information technology gained roughly 28% and contributed most to the fund's performance for the fiscal year, driven by the semiconductors & semiconductor equipment industry (+61%). Industrials, which gained 31%, also helped, benefiting from the capital goods industry (+43%), as did financials, which advanced roughly 14%. The health care sector rose about 18%, boosted by the pharmaceuticals, biotechnology & life sciences industry (+34%), while communication services gained 12% and energy advanced approximately 30%. Other contributors included the consumer discretionary (+5%), consumer staples (+7%), real estate (+15%) and materials (+5%) sectors.
•Conversely, utilities returned about -6% and detracted most.
•Turning to individual stocks, the biggest contributor was Alphabet (+74%), from the media & entertainment industry. In semiconductors & semiconductor equipment, Micron Technology (+300%) and Advanced Micro Devices (+112%) lifted the fund. Lastly, in technology hardware & equipment, Apple (+31%) and Seagate Technology Holdings (+264%) also contributed.
•In contrast, the biggest detractor was Microsoft (-20%), from the software & services industry. From the same industry, Strategy (-58%) detracted. Meta Platforms, within the media & entertainment group, returned -27% and detracted. In health care equipment & services, Hims & Hers Health returned -66% and hurt the fund. Lastly, in technology hardware & equipment, Coherent (-31%) also hurt the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE September 12, 2016 through July 31, 2026. Initial investment of $10,000. Fidelity® Momentum Factor ETF $10,000 $11,408 $13,543 $14,614 $16,231 $20,708 $19,217 $20,950 $27,012 $33,637 $40,097 Fidelity U.S. Momentum Factor Index℠ $10,000 $11,443 $13,633 $14,749 $16,427 $21,025 $19,571 $21,399 $27,651 $34,492 $41,178 Russell 1000® Index $10,000 $11,635 $13,519 $14,600 $16,357 $22,568 $21,017 $23,739 $28,843 $33,613 $39,979 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund Fidelity® Momentum Factor ETF - NAV A 19.20% 14.13% 15.08% Fidelity U.S. Momentum Factor Index℠ A 19.38% 14.39% 15.39% Russell 1000® Index A 18.94% 12.12% 15.04% A From September 12, 2016 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date								Sep. 12, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 903,666,369	$ 903,666,369	$ 903,666,369	$ 903,666,369	$ 903,666,369	$ 903,666,369	$ 903,666,369	$ 903,666,369
Holdings Count | shares	138	138	138	138	138	138	138	138
Advisory Fees Paid, Amount	$ 1,033,589
Investment Company Portfolio Turnover	111.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$903,666,369
Number of Holdings	138
Total Advisory Fee	$1,033,589
Portfolio Turnover	111%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 35.3 Financials 12.6 Health Care 10.0 Consumer Discretionary 9.5 Communication Services 9.2 Industrials 9.2 Consumer Staples 4.4 Energy 3.5 Real Estate 2.2 Utilities 2.1 Materials 1.9 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 99.7 United Kingdom 0.2 Australia 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.7 United Kingdom - 0.2 Australia - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.1 Apple Inc 7.7 Alphabet Inc Class A 5.7 Amazon.com Inc 4.0 Broadcom Inc 3.5 Micron Technology Inc 2.8 Meta Platforms Inc Class A 2.0 Eli Lilly & Co 2.0 JPMorgan Chase & Co 2.0 Berkshire Hathaway Inc Class B 1.8 39.6
Fidelity Magellan ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Magellan℠ ETF
Class Name	Fidelity® Magellan℠ ETF
Trading Symbol	FMAG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Magellan℠ ETF for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Magellan℠ ETF	$ 58	0.57%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the ETF's performance versus the S&P 500® index for the fiscal year, especially within the financials sector. Also hurting our result were picks in information technology and communication services, especially the media & entertainment industry.
•The biggest individual relative detractor was our stake in Alphabet (+1%), a new position in the fund and one of its largest holdings at period end. Not owning Apple, a benchmark component that gained approximately 49%, also hurt. Avoiding Micron Technology, a benchmark component that gained roughly 655%, was another notable relative detractor.
•In contrast, the biggest contributor to performance versus the benchmark was an overweight in information technology, primarily within the semiconductors & semiconductor equipment industry. Underweights in utilities and consumer staples also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Advanced Micro Devices (+123%), an investment we established this period and among the fund's largest holdings on July 31. An overweight in KLA (+110%), one of the fund's biggest holdings, helped as well. Another notable relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+69%). The company was one of our biggest holdings.
•Notable changes in positioning include decreased exposure to the financials sector and a higher allocation to communication services stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 2, 2021 through July 31, 2026. Initial investment of $10,000. Fidelity® Magellan℠ ETF $10,000 $11,565 $10,466 $11,221 $14,857 $17,682 S&P 500® Index $10,000 $11,570 $11,033 $12,469 $15,231 $17,719 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund Fidelity® Magellan℠ ETF - NAV A 2.51% 9.40% 11.43% S&P 500® Index A 19.56% 12.86% 14.64% A From February 2, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Feb. 02, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 246,106,729	$ 246,106,729	$ 246,106,729	$ 246,106,729	$ 246,106,729	$ 246,106,729	$ 246,106,729	$ 246,106,729
Holdings Count | shares	51	51	51	51	51	51	51	51
Advisory Fees Paid, Amount	$ 1,479,603
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$246,106,729
Number of Holdings	51
Total Advisory Fee	$1,479,603
Portfolio Turnover	73%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 41.3 Industrials 17.4 Consumer Discretionary 11.9 Financials 11.5 Communication Services 8.6 Materials 3.5 Consumer Staples 3.0 Health Care 1.4 Real Estate 1.0 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 97.7 Taiwan 2.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.7 Taiwan - 2.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 10.1 Amazon.com Inc 6.8 Broadcom Inc 5.2 Microsoft Corp 5.1 Alphabet Inc Class A 4.1 Alphabet Inc Class C 3.5 Advanced Micro Devices Inc 3.3 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.3 Visa Inc Class A 2.3 KLA Corp 2.2 44.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period. The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period. The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Low Volatility Factor ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Low Volatility Factor ETF
Class Name	Fidelity® Low Volatility Factor ETF
Trading Symbol	FDLO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Low Volatility Factor ETF for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Low Volatility Factor ETF	$ 16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, information technology gained roughly 16% and contributed most to the fund's performance for the fiscal year, driven by the technology hardware & equipment industry (+48%). Health care, which gained about 37%, also helped, benefiting from the pharmaceuticals, biotechnology & life sciences industry (+43%), as did communication services, which advanced roughly 27%, lifted by the media & entertainment industry (+46%). The financials sector rose 9%, while energy gained approximately 35% and industrials advanced about 8%. Other contributors included the consumer staples (+9%), consumer discretionary (+4%), real estate (+10%), utilities (+8%), materials (+9%) and multi sector (+0%) sectors.
•Turning to individual stocks, the biggest contributor was Alphabet (+86%), from the media & entertainment category. In technology hardware & equipment, Apple (+49%) and Cisco Systems (+74%) contributed. Lastly, in semiconductors & semiconductor equipment, Broadcom (+35%) and Analog Devices (+66%) also boosted the fund.
•In contrast, the biggest detractor was Microsoft (-12%), from the software & services category. From the same industry, Amdocs (-33%), Accenture (-27%) and Roper Technologies (-28%) hurt the fund's performance. Lastly, Meta Platforms (-16%), a stock in the media & entertainment category, also hurt the fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE September 12, 2016 through July 31, 2026. Initial investment of $10,000. Fidelity® Low Volatility Factor ETF $10,000 $11,295 $13,203 $15,077 $16,176 $20,851 $20,618 $22,465 $26,124 $28,578 $33,017 Fidelity U.S. Low Volatility Factor Index℠ $10,000 $11,330 $13,289 $15,181 $16,329 $21,107 $20,933 $22,873 $26,642 $29,187 $33,749 Russell 1000® Index $10,000 $11,635 $13,519 $14,600 $16,357 $22,568 $21,017 $23,739 $28,843 $33,613 $39,979 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund Fidelity® Low Volatility Factor ETF - NAV A 15.53% 9.63% 12.84% Fidelity U.S. Low Volatility Factor Index℠ A 15.63% 9.84% 13.09% Russell 1000® Index A 18.94% 12.12% 15.04% A From September 12, 2016 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date								Sep. 12, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 1,422,077,326	$ 1,422,077,326	$ 1,422,077,326	$ 1,422,077,326	$ 1,422,077,326	$ 1,422,077,326	$ 1,422,077,326	$ 1,422,077,326
Holdings Count | shares	127	127	127	127	127	127	127	127
Advisory Fees Paid, Amount	$ 2,105,969
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$1,422,077,326
Number of Holdings	127
Total Advisory Fee	$2,105,969
Portfolio Turnover	32%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 32.9 Financials 13.4 Health Care 10.0 Communication Services 9.8 Industrials 9.7 Consumer Discretionary 9.6 Consumer Staples 4.6 Energy 3.3 Utilities 2.2 Real Estate 2.2 Materials 2.1 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Apple Inc 8.0 Microsoft Corp 6.4 Alphabet Inc Class A 6.2 Amazon.com Inc 4.5 Broadcom Inc 4.1 Cisco Systems Inc 2.2 JPMorgan Chase & Co 1.9 Berkshire Hathaway Inc Class B 1.8 Eli Lilly & Co 1.8 Texas Instruments Inc 1.7 38.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity® U.S. Low Volatility Equity Fund merged into Fidelity® Low Volatility Factor ETF on May 8, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity High Dividend ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® High Dividend ETF
Class Name	Fidelity® High Dividend ETF
Trading Symbol	FDVV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® High Dividend ETF for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® High Dividend ETF	$ 17	0.15%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, information technology gained 25% and contributed most to the fund's performance for the fiscal year, driven by the technology hardware & equipment industry (+72%). Financials, which gained about 26%, also helped, benefiting from the banks industry (+36%), as did energy, which advanced 22%. The utilities sector rose roughly 18%, while consumer staples gained 12% and real estate advanced approximately 17%. Other contributors included the health care (+46%), industrials (+35%), communication services (+23%) and materials (+64%) sectors.
•Conversely, consumer discretionary returned approximately 7% and detracted most. This group was hampered by the consumer durables & apparel industry (-47%).
•Turning to individual stocks, the top contributor was Apple (+49%), from the technology hardware & equipment category. From the same category, Dell Technologies (+211%) lifted the fund. Broadcom (+34%) and NVIDIA (+13%), from the semiconductors & semiconductor equipment category, lifted the fund. Lastly, Alphabet (+86%), from the media & entertainment category, also boosted the fund.
•In contrast, the biggest detractor was Whirlpool (-53%), from the consumer durables & apparel industry. From the same industry, NIKE returned approximately -43% and hurt. Another notable detractor was Microsoft (-12%), a stock in the software & services group. In consumer discretionary distribution & retail, Lowe's returned -5% and hindered the fund. Lastly, Blackstone, within the financial services group, returned about -23% and also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE September 12, 2016 through July 31, 2026. Initial investment of $10,000. Fidelity® High Dividend ETF $10,000 $10,961 $12,739 $13,269 $12,667 $18,040 $18,839 $21,140 $25,581 $29,090 $35,040 Fidelity High Dividend Index℠ $10,000 $10,996 $12,826 $13,410 $12,818 $18,315 $19,188 $21,596 $26,186 $29,834 $35,990 Russell 1000® Index $10,000 $11,635 $13,519 $14,600 $16,357 $22,568 $21,017 $23,739 $28,843 $33,613 $39,979 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund Fidelity® High Dividend ETF - NAV A 20.45% 14.20% 13.52% Fidelity High Dividend Index℠ A 20.63% 14.47% 13.83% Russell 1000® Index A 18.94% 12.12% 15.04% A From September 12, 2016 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date								Sep. 12, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 10,155,013,931	$ 10,155,013,931	$ 10,155,013,931	$ 10,155,013,931	$ 10,155,013,931	$ 10,155,013,931	$ 10,155,013,931	$ 10,155,013,931
Holdings Count | shares	99	99	99	99	99	99	99	99
Advisory Fees Paid, Amount	$ 12,449,278
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$10,155,013,931
Number of Holdings	99
Total Advisory Fee	$12,449,278
Portfolio Turnover	36%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 28.0 Financials 20.2 Consumer Discretionary 13.2 Consumer Staples 10.9 Real Estate 8.7 Utilities 8.6 Industrials 3.6 Communication Services 3.3 Health Care 3.3 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 94.0 Italy 2.9 Denmark 1.3 Norway 1.2 Japan 0.4 Singapore 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.0 Italy - 2.9 Denmark - 1.3 Norway - 1.2 Japan - 0.4 Singapore - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 6.6 Apple Inc 6.2 Microsoft Corp 4.9 Broadcom Inc 3.1 JPMorgan Chase & Co 2.8 Dell Technologies Inc Class C 2.7 Bank of America Corp 2.0 Coca-Cola Co/The 2.0 Alphabet Inc Class A 2.0 Philip Morris International Inc 1.8 34.1
Fidelity Fundamental Large Cap Growth ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Fundamental Large Cap Growth ETF
Class Name	Fidelity® Fundamental Large Cap Growth ETF
Trading Symbol	FFLG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Fundamental Large Cap Growth ETF for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Fundamental Large Cap Growth ETF	$ 41	0.38%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark Russell 1000 Growth Index for the fiscal year, especially within information technology. Stock selection in industrials, primarily within the transportation industry, also boosted relative performance. Also lifting the fund's relative result were stock picks and an underweight in consumer discretionary, primarily within the consumer services industry.
•The top individual relative contributor was an overweight in Sandisk (+871%). This was a position we established this period. A second notable relative contributor was an overweight in Marvell Technology (+142%). An overweight in Micron Technology (+241%) also helped. This period we increased our stake in Micron Technology. The stock was one of the fund's largest holdings at period end.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in health care. Picks in communication services, primarily within the media & entertainment industry, also hampered the fund's result. Also hurting our result was an underweight in information technology, primarily within the technology hardware & equipment industry.
•The biggest individual relative detractor was an underweight in Apple (+49%). The company was one of the fund's biggest holdings. A second notable relative detractor was an underweight in Advanced Micro Devices (+170%). This was a stake we established this period. Another notable relative detractor was an underweight in Lam Research (+211%). This was a position we established this period.
•Notable changes in positioning include lower allocations to the financials and consumer discretionary sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 2, 2021 through July 31, 2026. Initial investment of $10,000. Fidelity® Fundamental Large Cap Growth ETF $10,000 $10,582 $7,245 $8,970 $11,490 $13,905 Russell 1000® Growth Index $10,000 $11,336 $9,984 $11,712 $14,866 $18,396 Russell 1000® Index $10,000 $11,471 $10,683 $12,066 $14,661 $17,085 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund Fidelity® Fundamental Large Cap Growth ETF - NAV A 15.00% 8.61% 8.92% Russell 1000® Growth Index A 8.03% 11.88% 13.32% Russell 1000® Index A 18.94% 12.12% 13.78% A From February 2, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Feb. 02, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 590,063,773	$ 590,063,773	$ 590,063,773	$ 590,063,773	$ 590,063,773	$ 590,063,773	$ 590,063,773	$ 590,063,773
Holdings Count | shares	98	98	98	98	98	98	98	98
Advisory Fees Paid, Amount	$ 2,066,754
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$590,063,773
Number of Holdings	98
Total Advisory Fee	$2,066,754
Portfolio Turnover	47%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 49.9 Communication Services 17.7 Consumer Discretionary 7.9 Industrials 7.8 Health Care 7.3 Financials 3.5 Materials 1.1 Real Estate 0.8 Utilities 0.6 Consumer Staples 0.6 Energy 0.3 Common Stocks 97.5 Short-Term Investments and Net Other Assets (Liabilities) 2.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.5 Short-Term Investments and Net Other Assets (Liabilities) - 2.5 United States 94.3 Taiwan 2.1 Canada 1.0 Singapore 0.7 Netherlands 0.6 Belgium 0.4 Korea (South) 0.4 Chile 0.4 Luxembourg 0.1 Japan 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.3 Taiwan - 2.1 Canada - 1.0 Singapore - 0.7 Netherlands - 0.6 Belgium - 0.4 Korea (South) - 0.4 Chile - 0.4 Luxembourg - 0.1 Japan - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 16.3 Alphabet Inc Class A 12.6 Apple Inc 5.8 Eli Lilly & Co 3.3 Microsoft Corp 3.3 Micron Technology Inc 3.3 Broadcom Inc 3.2 Amazon.com Inc 2.9 Meta Platforms Inc Class A 2.7 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.1 55.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Dividend ETF for Rising Rates
Shareholder Report [Line Items]
Fund Name	Fidelity® Dividend ETF for Rising Rates
Class Name	Fidelity® Dividend ETF for Rising Rates
Trading Symbol	FDRR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Dividend ETF for Rising Rates for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Dividend ETF for Rising Rates	$ 17	0.15%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, information technology gained 26% and contributed most to the fund's performance for the fiscal year, driven by the technology hardware & equipment industry (+72%). Health care, which gained 47%, also helped, benefiting from the pharmaceuticals, biotechnology & life sciences industry (+48%), as did financials, which advanced about 29%. The industrials sector rose approximately 35%, boosted by the capital goods industry (+41%), while communication services gained roughly 24% and energy advanced 34%. Other contributors included the consumer discretionary (+7%), consumer staples (+12%), real estate (+19%) and utilities (+17%) sectors.
•In contrast, materials returned about -6% and detracted most.
•Turning to individual stocks, the biggest contributor was Apple (+49%), from the technology hardware & equipment industry. From the same group, Dell Technologies (+210%) boosted the fund. In media & entertainment, Alphabet gained roughly 86% and helped. Lastly, in semiconductors & semiconductor equipment, Broadcom (+34%) and NVIDIA (+13%) also lifted the fund.
•Conversely, the biggest detractor was Microsoft (-12%), from the software & services category. Within the same industry, Accenture (-21%) hurt. In media & entertainment, Meta Platforms (-27%) hindered the fund. Lastly, NIKE (-43%) and Whirlpool (-53%), from the consumer durables & apparel group, also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE September 12, 2016 through July 31, 2026. Initial investment of $10,000. Fidelity® Dividend ETF for Rising Rates $10,000 $11,485 $13,098 $13,896 $14,154 $19,471 $19,264 $20,838 $24,558 $28,239 $35,277 Fidelity Dividend Index for Rising Rates℠ $10,000 $11,526 $13,195 $14,045 $14,341 $19,793 $19,650 $21,314 $25,156 $28,972 $36,246 Russell 1000® Index $10,000 $11,635 $13,519 $14,600 $16,357 $22,568 $21,017 $23,739 $28,843 $33,613 $39,979 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund Fidelity® Dividend ETF for Rising Rates - NAV A 24.93% 12.62% 13.60% Fidelity Dividend Index for Rising Rates℠ A 25.11% 12.86% 13.91% Russell 1000® Index A 18.94% 12.12% 15.04% A From September 12, 2016 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date								Sep. 12, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 736,568,812	$ 736,568,812	$ 736,568,812	$ 736,568,812	$ 736,568,812	$ 736,568,812	$ 736,568,812	$ 736,568,812
Holdings Count | shares	114	114	114	114	114	114	114	114
Advisory Fees Paid, Amount	$ 990,611
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$736,568,812
Number of Holdings	114
Total Advisory Fee	$990,611
Portfolio Turnover	23%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 34.7 Financials 13.2 Industrials 10.1 Health Care 9.9 Communication Services 9.3 Consumer Discretionary 7.9 Consumer Staples 4.7 Energy 3.4 Utilities 2.1 Real Estate 2.1 Materials 2.0 Common Stocks 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United States 95.2 Italy 1.7 Japan 1.1 Denmark 0.7 Germany 0.6 Norway 0.4 Australia 0.2 Mexico 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.2 Italy - 1.7 Japan - 1.1 Denmark - 0.7 Germany - 0.6 Norway - 0.4 Australia - 0.2 Mexico - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.1 Apple Inc 7.6 Microsoft Corp 6.0 Alphabet Inc Class A 5.4 Broadcom Inc 3.8 Dell Technologies Inc Class C 3.2 JPMorgan Chase & Co 2.2 Eli Lilly & Co 2.0 Cisco Systems Inc 2.0 Meta Platforms Inc Class A 1.8 42.1
Fidelity Blue Chip Value ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Blue Chip Value ETF
Class Name	Fidelity® Blue Chip Value ETF
Trading Symbol	FBCV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Blue Chip Value ETF for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Blue Chip Value ETF	$ 66	0.57%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 1000 Value Index for the fiscal year, led by the financials sector. Picks in health care and communication services also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Alphabet (+82%), the fund's biggest holding this period. An overweight in Ross Stores (+86%) also helped. This period we decreased our investment in the stock. Our stake in Cisco Systems (+73%) also contributed. Although we reduced exposure to the firm, it remained one of the fund's biggest holdings this period.
•In contrast, the largest detractors from performance versus the benchmark were stock selection and an underweight in information technology. Picks and an overweight in consumer staples also hampered the fund's result, as did an overweight in financials, primarily within the insurance industry.
•The largest individual relative detractor this period was avoiding Sandisk, a strong-performing benchmark component. Stakes in Applied Materials (-3%) and Advanced Micro Devices (-19%) also hurt.
•Notable changes in positioning include higher allocations to the information technology and consumer discretionary sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 2, 2020 through July 31, 2026. Initial investment of $10,000. Fidelity® Blue Chip Value ETF $10,000 $10,123 $14,459 $14,642 $15,426 $17,157 $18,105 Russell 1000® Value Index $10,000 $10,170 $14,169 $13,967 $15,124 $17,362 $18,888 Russell 1000® Index $10,000 $10,678 $14,731 $13,719 $15,496 $18,828 $21,941 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund Fidelity® Blue Chip Value ETF - NAV A 31.08% 10.42% 15.05% Russell 1000® Value Index A 31.19% 11.83% 15.86% Russell 1000® Index A 18.94% 12.12% 16.84% A From June 2, 2020 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Jun. 02, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 177,053,548	$ 177,053,548	$ 177,053,548	$ 177,053,548	$ 177,053,548	$ 177,053,548	$ 177,053,548	$ 177,053,548
Holdings Count | shares	120	120	120	120	120	120	120	120
Advisory Fees Paid, Amount	$ 866,648
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$177,053,548
Number of Holdings	120
Total Advisory Fee	$866,648
Portfolio Turnover	94%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 19.5 Information Technology 15.1 Health Care 14.8 Consumer Discretionary 12.5 Industrials 10.2 Consumer Staples 8.1 Energy 7.8 Communication Services 4.2 Materials 3.7 Utilities 1.7 Real Estate 0.7 Common Stocks 98.3 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 United States 93.2 United Kingdom 4.1 Canada 1.3 Taiwan 0.5 Switzerland 0.5 Ireland 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.2 United Kingdom - 4.1 Canada - 1.3 Taiwan - 0.5 Switzerland - 0.5 Ireland - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Amazon.com Inc 7.5 Microsoft Corp 5.2 Apple Inc 4.6 ExxonMobil Holdings Corp 3.4 Bank of America Corp 2.6 State Street Institutional Treasury Plus Money Market Fund Trust Class 2.3 Merck & Co Inc 2.3 Travelers Companies Inc/The 2.2 Shell PLC ADR 1.9 Keurig Dr Pepper Inc 1.9 33.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period. The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period. The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Blue Chip Growth ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Blue Chip Growth ETF
Class Name	Fidelity® Blue Chip Growth ETF
Trading Symbol	FBCG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Blue Chip Growth ETF for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Blue Chip Growth ETF	$ 62	0.57%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark Russell 1000 Growth Index for the fiscal year, led by information technology. Security selection in consumer discretionary, primarily within the consumer discretionary distribution & retail industry, and industrials also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Marvell Technology (+130%). This period we decreased our investment in Marvell Technology. The company was among our largest holdings this period. The second-largest relative contributor was our stake in Micron Technology (+408%). This period we increased our position in Micron Technology. The stock was one of our biggest holdings at period end. An underweight in Microsoft (-12%) also contributed. The company was among our biggest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in communication services, primarily within the media & entertainment industry. Also hurting our result were an overweight in consumer discretionary and an underweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry.
•The biggest individual relative detractor was an underweight in Lam Research (+211%). This was a stake we established this period. The second-largest relative detractor was an underweight in Advanced Micro Devices (+170%). This was a position we established this period. Another notable relative detractor was our stake in Netflix (-38%). This period we decreased our stake in Netflix. The stock was among the fund's biggest holdings this period.
•Notable changes in positioning include decreased exposure to the financials sector and a higher allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 2, 2020 through July 31, 2026. Initial investment of $10,000. Fidelity® Blue Chip Growth ETF $10,000 $11,368 $16,387 $12,467 $15,639 $20,515 $25,243 Russell 1000® Growth Index $10,000 $11,108 $15,182 $13,371 $15,685 $19,910 $24,638 Russell 1000® Index $10,000 $10,678 $14,731 $13,719 $15,496 $18,828 $21,941 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund Fidelity® Blue Chip Growth ETF - NAV A 18.65% 12.82% 19.48% Russell 1000® Growth Index A 8.03% 11.88% 17.21% Russell 1000® Index A 18.94% 12.12% 16.84% A From June 2, 2020 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Jun. 02, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 6,919,929,590	$ 6,919,929,590	$ 6,919,929,590	$ 6,919,929,590	$ 6,919,929,590	$ 6,919,929,590	$ 6,919,929,590	$ 6,919,929,590
Holdings Count | shares	207	207	207	207	207	207	207	207
Advisory Fees Paid, Amount	$ 31,950,386
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$6,919,929,590
Number of Holdings	207
Total Advisory Fee	$31,950,386
Portfolio Turnover	61%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 54.5 Consumer Discretionary 14.2 Communication Services 13.4 Industrials 6.5 Health Care 6.2 Financials 2.6 Consumer Staples 1.2 Real Estate 0.7 Materials 0.4 Energy 0.2 Utilities 0.1 Common Stocks 100.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 100.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 95.6 Canada 1.5 Taiwan 1.2 Netherlands 0.5 Korea (South) 0.4 Finland 0.2 United Kingdom 0.2 Singapore 0.1 Zambia 0.1 Others 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.6 Canada - 1.5 Taiwan - 1.2 Netherlands - 0.5 Korea (South) - 0.4 Finland - 0.2 United Kingdom - 0.2 Singapore - 0.1 Zambia - 0.1 Others - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 15.0 Apple Inc 9.4 Alphabet Inc Class A 9.3 Amazon.com Inc 5.8 Microsoft Corp 5.0 Broadcom Inc 4.5 Eli Lilly & Co 2.7 Meta Platforms Inc Class A 2.3 Micron Technology Inc 2.0 Western Digital Corp 1.6 57.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period. The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period. The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Fundamental Large Cap Value ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Fundamental Large Cap Value ETF
Class Name	Fidelity® Fundamental Large Cap Value ETF
Trading Symbol	FFLV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Fundamental Large Cap Value ETF for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Fundamental Large Cap Value ETF	$ 44	0.38%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark Russell 1000 Index for the fiscal year, especially within financials. Stock picks in communication services, primarily within the media & entertainment industry, and consumer discretionary, primarily within the consumer durables & apparel industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Western Digital (+592%). The second-largest relative contributor was an overweight in Cisco Systems (+73%). This period we decreased our position in Cisco Systems. The stock was one of the fund's largest holdings. Another notable relative contributor was an underweight in Berkshire Hathaway (+8%). This period we decreased our position in Berkshire Hathaway.
•In contrast, the biggest detractors from performance versus the benchmark were stock selection and an underweight in information technology, primarily within the semiconductors & semiconductor equipment industry. Also hurting our result was stock picking in utilities and materials. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was our stake in Micron Technology (+179%). A second notable relative detractor was an underweight in Intel (+356%). This was a position we established this period. Another notable relative detractor this period was avoiding Sandisk, a benchmark component that gained 2,730%.
•Notable changes in positioning include increased exposure to the consumer discretionary sector and a lower allocation to communication services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 22, 2024 through July 31, 2026. Initial investment of $10,000. Fidelity® Fundamental Large Cap Value ETF $10,023 $10,678 $11,244 Russell 1000® Value Index $10,056 $10,858 $11,813 Russell 1000® Index $10,032 $10,879 $12,679 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund Fidelity® Fundamental Large Cap Value ETF - NAV A 31.51% 17.40% Russell 1000® Value Index A 31.19% 19.68% Russell 1000® Index A 18.94% 18.35% A From February 22, 2024 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Feb. 22, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 16,443,629	$ 16,443,629	$ 16,443,629	$ 16,443,629	$ 16,443,629	$ 16,443,629	$ 16,443,629	$ 16,443,629
Holdings Count | shares	112	112	112	112	112	112	112	112
Advisory Fees Paid, Amount	$ 53,220
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$16,443,629
Number of Holdings	112
Total Advisory Fee	$53,220
Portfolio Turnover	30%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 19.7 Information Technology 17.3 Consumer Discretionary 12.9 Health Care 12.2 Industrials 11.3 Energy 7.3 Consumer Staples 6.1 Materials 4.2 Utilities 3.4 Communication Services 2.8 Real Estate 2.7 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 95.1 United Kingdom 2.1 Taiwan 1.7 Canada 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.1 United Kingdom - 2.1 Taiwan - 1.7 Canada - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Amazon.com Inc 7.3 Apple Inc 4.8 Microsoft Corp 4.5 ExxonMobil Holdings Corp 3.9 Wells Fargo & Co 2.6 Bank of America Corp 2.3 Travelers Companies Inc/The 2.3 Merck & Co Inc 2.1 Cisco Systems Inc 2.0 Johnson & Johnson 1.8 33.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec